UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F/A

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [X]; Amendment Number: 1
     This Amendment   [X] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basswood Capital Management, L.L.C.
Address:  645 Madison Avenue
          10th Floor
          New York, New York 10022

Form 13F File Number:  028-10569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500

Signature, Place, and Date of Signing:

/s/ Matthew Lindenbaum     New York, New York    February 22, 2006
     [Signature]                [City, State]         [Date]

Explanatory Note:
This Amendment has been filed to add Whitewood Financial Partners, L.P. as an Other Included Manager.

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  6*

Form 13F Information Table Entry Total:  107

Form 13F Information Table Value Total: $3,036,789(in thousands)

List of Other Included Managers:

 No. Form 13F File No. Name
 1   028-10565         Basswood Financial Partners, L.P.
 2   028-10566         Basswood Opportunity Fund, Inc.
 3   028-10567         Basswood International Fund, Inc.
 4   028-10568         Basswood Opportunity Partners, L.P.
 5   028-10570         Basswood Partners, L.L.C.
 6   unknown           Whitewood Financial Partners, L.P.


* Messrs. Bennett and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.

                                   Title of              Market Value   SH/Prn    SH/ PUT/  Investment    Other    Voting Authority
Name of Issuer                      Class        CUSIP     (x1,000)     Amount    Prn CALL  Discretion  Managers   Sole Shared None
Allstate Corp                   Common         020002101      16,294     301,350  SH         DEFINED      1,3,5           x
American Intl Group, Inc.       Common         026874107      43,862     642,849  SH         DEFINED    1,3,4,5,6         x
Astoria Finl Corp.              Common         046265104      34,252   1,165,026  SH         DEFINED      1,5,6           x
Autozone Inc.                   Common         053332102      29,285     319,185  SH         DEFINED     2,4,5,6          x
Avalonbay Cmntys Inc.           Common         053484101       6,981      78,223  SH         DEFINED       1,5            x
Bank of America Corp            Common         060505104      90,156   1,953,533  SH         DEFINED   1,2,3,4,5,6        x
Bank of New York Inc.           Common         064057102      81,304   2,552,706  SH         DEFINED   1,2,3,4,5,6        x
Bay View Cap Corp. Del          Common New     07262L309         166       9,298  SH         DEFINED       1,5            x
BB&T Corporation                Common         054937107       4,157      99,189  SH         DEFINED      1,3,5           x
Bear Stearns Cos Inc.           Common         073902108     115,002     995,432  SH         DEFINED   1,2,3,4,5,6        x
Bearingpoint Inc                Common         074002106      12,631   1,607,003  SH         DEFINED      2,4,5           x
Beazer Homes USA Inc.           Common         07556Q105      90,661   1,244,656  SH         DEFINED     1,4,5,6          x
Brookfield Pptys Corp.          Common         112900105       4,238     144,065  SH         DEFINED       1,5            x
Brown & Brown Inc.              Common         115236101      19,340     633,268  SH         DEFINED     1,4,5,6          x
Burlington Northern Santa Fe    Common         12189T104       6,374      90,000  SH         DEFINED       4,5            x
Capital One Finl Corp.          Common         14040H105       8,875     102,724  SH         DEFINED       1,5            x
Cemex S A                       Spon ADR 5 ORD 151290889      44,675     752,994  SH         DEFINED      4,5,6           x
Cisco Sys Inc.                  Common         17275R102       1,218      71,138  SH         DEFINED      4,5,6           x
CIT Group Inc.                  Common         125581108      19,539     377,350  SH         DEFINED      1,3,5           x
Citigroup Inc.                  Common         172967101     152,993   3,152,539  SH         DEFINED   1,2,3,4,5,6        x
City Natl Corp.                 Common         178566105       5,816      80,290  SH         DEFINED      1,5,6           x
Comerica, Inc.                  Common         200340107       9,753     171,832  SH         DEFINED     1,3,5,6          x
Commerce Bancorp Inc. NJ        Common         200519106      10,178     295,800  SH  Calls  DEFINED   1,2,3,4,5,6        x
Commerce Bancorp Inc. NJ        Common         200519106     182,338   5,299,010  SH         DEFINED   1,2,3,4,5,6        x
Community Health Sys Inc. New   Common         203668108       6,504     169,644  SH         DEFINED       4,5            x
Conseco Inc.                    Common         208464883       4,571     197,284  SH         DEFINED       1,5            x
Countrywide Fin Corp.           Common         222372104      27,448     802,800  SH  Calls  DEFINED   1,2,3,4,5,6        x
Countrywide Fin Corp.           Common         222372104     230,555   6,743,361  SH         DEFINED   1,2,3,4,5,6        x
Dow Jones & Co Inc.             Common         260561105       1,162      32,755  SH         DEFINED       4,5            x
ECC Capital Corp                Common         26826M108         963     426,100  SH         DEFINED      1,5,6           x
Emcor Group Inc.                Common         29084Q100      14,733     218,173  SH         DEFINED      4,5,6           x
Equifax Inc.                    Common         294429105      17,655     464,360  SH         DEFINED      1,4,5           x
Federal Natl Mtg Assn.          Common         313586109       2,546      52,164  SH         DEFINED     1,4,5,6          x
Federated Invs Inc. PA          Common         314211103       3,921     105,861  SH         DEFINED       1,5            x
Fidelity National Finl Inc.     Common         316326107      60,493   1,644,266  SH         DEFINED     1,4,5,6          x
Fidelity Natl Title Group, Inc. Cl A           31620R105      57,778   2,372,811  SH         DEFINED   1,2,3,4,5,6        x
Fifth Third Bancorp             Common         316773100       3,531      93,607  SH         DEFINED       1,5            x
First Amern Corp. Calif         Common         318522307      67,903   1,498,967  SH         DEFINED   1,2,3,4,5,6        x
First Data Corp                 Common         319963104       8,786     204,276  SH         DEFINED      1,3,5           x
Fomento Economico Mexicano S    Spon ADR Units 344419106      18,839     259,806  SH         DEFINED      4,5,6           x
Foot Locker, Inc.               Common         344849104      15,654     663,602  SH         DEFINED      2,4,5           x
Federal Home Ln Mtg Corp.       Common         313400301      18,424     281,924  SH         DEFINED     1,4,5,6          x
Fresh Del Monte Produce Inc.    ORD            G36738105         455      20,000  SH         DEFINED       4,5            x
Friedman Billings Ramsey Gro    Cl A           358434108       2,433     245,799  SH         DEFINED     1,4,5,6          x
Genworth Finl Inc.              Common Cl A    37247D106      12,189     352,491  SH         DEFINED      1,4,5           x
Greater Bay Bancorp             Common         391648102         614      23,961  SH         DEFINED       1,5            x
Block H&R Inc.                  Common         093671105       3,347     136,338  SH         DEFINED      1,4,5           x
Intl Business Machs             Common         459200101       1,698      20,660  SH         DEFINED      4,5,6           x
ITT Educational Services, Inc.  Common         45068B109       7,312     123,700  SH         DEFINED       4,5            x
JP Morgan Chase & Co.           Common         46625H100      30,676     772,901  SH         DEFINED      1,5,6           x
LaFarge North America, Inc.     Common         505862102      10,260     186,478  SH         DEFINED     2,4,5,6          x
Lakeland Bancorp Inc.           Common         511637100       1,940     131,998  SH         DEFINED        5             x
Landamerica Finl Group          Common         514936103      20,632     330,637  SH         DEFINED     1,4,5,6          x
Laureate Education Inc.         Common         518613104      41,329     787,074  SH         DEFINED     2,4,5,6          x
Lear Corp.                      Common         521865105         467      16,410  SH         DEFINED       5,6            x
Lennar Corp.                    Cl A           526057104      60,748     995,545  SH         DEFINED   1,2,3,4,5,6        x
Lennar Corp.                    Cl A           526057104       2,764      45,300  SH  Calls  DEFINED   1,2,3,4,5,6        x
Linens N Things Inc.            Common         535679104       4,912     184,652  SH         DEFINED       4,5            x
M/I Homes Inc                   Common         55305B101      52,919   1,302,778  SH         DEFINED   1,2,3,4,5,6        x
Manpower Inc.                   Common         56418H100       7,719     166,000  SH         DEFINED       4,5            x
Masco Corp.                     Common         574599106      45,822   1,517,794  SH         DEFINED     2,4,5,6          x
MBIA Inc.                       Common         55262C100       1,675      27,840  SH         DEFINED       1,5            x
MBNA Corp.                      Common         55262L100      22,278     820,560  SH         DEFINED    1,3,4,5,6         x
MDC Holdings Inc.               Common         552676108      25,470     410,935  SH         DEFINED   1,2,3,4,5,6        x
Metlife Inc.                    Common         59156R108         711      14,505  SH         DEFINED        5             x
Microsoft Corp                  Common         594918104      10,392     397,409  SH         DEFINED      2,4,5           x
Molson Coors Brewing Co.        Cl B           60871R209       7,500     111,950  SH         DEFINED       4,5            x
Moody's Corp.                   Common         615369105       1,155      18,800  SH         DEFINED        5             x
National City Corp.             Common         635405103         394      11,728  SH         DEFINED        5             x
Navigant Consulting Inc.        Common         63935N107      12,427     565,385  SH         DEFINED      2,4,5           x
New Century Financial Corp.     Common         6435EV108       3,715     103,000  SH         DEFINED     1,4,5,6          x
New York Times Co.              Cl A           650111107         709      26,801  SH         DEFINED      4,5,6           x
North Fork Bancorporation NY    Common         659424105         526      19,227  SH         DEFINED        5             x
Nuveen Invts Inc.               Cl A           67090F106       5,545     130,105  SH         DEFINED       1,5            x
O Charleys Inc                  Common         670823103       5,048     325,498  SH         DEFINED       2,5            x
Pacific Capital Bancorp New     Common         69404P101       3,513      98,640  SH         DEFINED      1,5,6           x
Principal Finl Group Inc.       Common         74251V102         569      12,000  SH         DEFINED       1,5            x
Progressive Corp. Ohio          Common         743315103       4,061      34,775  SH         DEFINED       1,5            x
Protective Life Corp            Common         743674103       8,261     188,726  SH         DEFINED      1,4,5           x
Pulte Homes Inc.                Common         745867101      96,622   2,454,820  SH         DEFINED   1,2,3,4,5,6        x
Rent-A-Center, Inc. New         Common         76009N100      26,823   1,422,194  SH         DEFINED    1,2,3,4,5         x
Royal Caribbean Cruises Ltd.    Common         V7780T103       8,754     194,275  SH         DEFINED      4,5,6           x
Sovereign Bancorp Inc.          Common         845905108      79,578   3,680,753  SH         DEFINED   1,2,3,4,5,6        x
Spectrum Brands, Inc.           Common         84762L105      20,798   1,024,029  SH         DEFINED     2,4,5,6          x
St. Paul Travelers Inc.         Common         792860108      25,136     562,704  SH         DEFINED     1,4,5,6          x
Suntrust Banks Inc.             Common         867914103      65,248     896,755  SH         DEFINED   1,2,3,4,5,6        x
TCF Finl Corp.                  Common         872275102       6,139     226,182  SH         DEFINED       1,5            x
Technical Olympic USA, Inc.     Common         878483106      31,495   1,493,354  SH         DEFINED   1,2,3,4,5,6        x
Tempur-Pedic Int'l Inc.         Common         88023U101       3,978     345,888  SH         DEFINED       4,5            x
Thor Inds Inc.                  Common         885160101       4,418     110,251  SH         DEFINED     1,4,5,6          x
Toll Brothers Inc.              Common         889478103     108,276   3,125,749  SH         DEFINED   1,2,3,4,5,6        x
UnionBancal Corp.               Common         908906100         566       8,235  SH         DEFINED        5             x
US Bancorp Del                  Common New     902973304     111,440   3,728,337  SH         DEFINED   1,2,3,4,5,6        x
USI Holdings Corp               Common         90333H101      15,219   1,105,258  SH         DEFINED     1,3,5,6          x
Valspar Corp                    Common         920355104      29,810   1,208,361  SH         DEFINED     2,4,5,6          x
Vornado Rlty Tr                 Sh Ben Int     929042109       4,015      48,097  SH         DEFINED       1,5            x
Wabash Natl Corp                Common         929566107      26,632   1,398,019  SH         DEFINED     2,4,5,6          x
Wachovia Corp 2nd New           Common         929903102      78,486   1,484,786  SH         DEFINED   1,2,3,4,5,6        x
Wal Mart Stores Inc.            Common         931142103      23,940     511,543  SH         DEFINED     2,4,5,6          x
Washington Mut Inc.             Common         939322103      25,793     592,954  SH         DEFINED      1,5,6           x
WCI Cmntys Inc.                 Common         92923C104      20,521     764,300  SH  Calls  DEFINED   1,2,3,4,5,6        x
WCI Cmntys Inc.                 Common         92923C104      81,211   3,024,629  SH         DEFINED   1,2,3,4,5,6        x
Wells Fargo & Co New            Common         949746101     135,597   2,158,154  SH         DEFINED   1,2,3,4,5,6        x
Westamerica Bancorporation      Common         957090103       3,208      60,451  SH         DEFINED       1,5            x
Willis Group Holdings Ltd.      Shs            G96655108       8,651     234,194  SH         DEFINED     1,4,5,6          x
Winnebago Inds Inc.             Common         974637100       9,598     288,390  SH         DEFINED     1,4,5,6          x
Yankee Candle Inc.              Common         984757104      11,098     433,505  SH         DEFINED      2,4,5           x
                                                           3,036,789